FINANCIAL INSTRUMENTS - Disclosure of changes in liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 1,247	$ 1,053
Additions due to acquisition of subsidiary		945
Issuance of new warrants		2,797
Initial application of IFRS 16		777
Additions for new leases	107	396
Cash flows	(250)	1,116
Conversion of warrant	(3,873)
Other changes	144	48
Effect of changes in fair value	20,155	(3,653)
Liabilities arising from financing activities, ending balance	17,530	1,247
Short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0	0
Additions due to acquisition of subsidiary		945
Issuance of new warrants		0
Initial application of IFRS 16		0
Additions for new leases	0	0
Cash flows	0	951
Conversion of warrant	0
Other changes	0	6
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	0	0
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	1,050	0
Additions due to acquisition of subsidiary		0
Issuance of new warrants		0
Initial application of IFRS 16		777
Additions for new leases	107	396
Cash flows	(250)	165
Conversion of warrant	0
Other changes	83	42
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	990	1,050
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	197	1,053
Additions due to acquisition of subsidiary		0
Issuance of new warrants		2,797
Initial application of IFRS 16		0
Additions for new leases	0	0
Cash flows	0	0
Conversion of warrant	(3,873)
Other changes	61	0
Effect of changes in fair value	20,155	(3,653)
Liabilities arising from financing activities, ending balance	$ 16,540	$ 197